Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the carrying amount of goodwill [Abstract]
Balance at beginning	$ 35,694	$ 385,658
Goodwill acquired	27,092	35,694
Goodwill impairment charges		(386,154)
Measurement period adjustments	2,410
Currency translation adjustments	(52)	496
Balance at ending	$ 65,144	$ 35,694